Investment Strategy	Oct. 24, 2025
REX AAPL Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security. is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Apple Inc.

Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. The Underlying Security is listed on Nasdaq. Apple Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Apple Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36743 through the SEC’s website at www.sec.gov. In addition, information regarding Apple Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Apple Inc. The Fund has derived all disclosures contained in this document regarding Apple Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Apple Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Apple Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Apple Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH APPLE INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX AMD Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Advanced Micro Devices, Inc.

Advanced Micro Devices, Inc. is a global semi-conductor company. It operates through four segments: data center, client, gaming, and embedded. The Underlying Security is listed on Nasdaq. Advanced Micro Devices, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by the issuer of Advanced Micro Devices, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-7882 through the SEC’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Advanced Micro Devices, Inc. The Fund has derived all disclosures contained in this document regarding Advanced Micro Devices, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Advanced Micro Devices, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Advanced Micro Devices, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Advanced Micro Devices, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX AMZN Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, Amazon.com, Inc. is assigned to the Broadline Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. The Underlying Security is listed on Nasdaq. Amazon.com, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding the issuer of Amazon.com, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Amazon.com, Inc. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Amazon.com, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Amazon.com, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AMAZON.COM, INC. OR THER UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX ASML Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

ASML Holding N.V.

ASML Holding N.V. is a Dutch global semiconductor company, providing chipmakers with hardware, software, and services to mass produce patterns on silicon through lithography. The Underlying Security is listed on Nasdaq. ASML Holding N.V. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASML Holding N.V. pursuant to the Exchange Act can be located by reference to the SEC file number 001-33463 through the SEC’s website at www.sec.gov. In addition, information regarding ASML Holding N.V. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of ASML Holding N.V. The Fund has derived all disclosures contained in this document regarding ASML Holding N.V. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ASML Holding N.V. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASML Holding N.V. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ASML Holding N.V. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ASML HOLDING N.V. OR THE UNDERLYING SECURITY .

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX AVGO Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Broadcom Inc.

Broadcom Inc. is engaged in manufacturing semiconductor products. The Underlying Security is listed on Nasdaq. Broadcom Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Broadcom Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38449 through the SEC’s website at www.sec.gov. In addition, information regarding Broadcom Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Broadcom Inc. The Fund has derived all disclosures contained in this document regarding Broadcom Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Broadcom Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Broadcom Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Broadcom Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BROADCOM INC. OR THE UNDERLYING SECURITY

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX BABA Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Distribution & Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Alibaba Group Holding Limited

Alibaba Group Holding Limited is a Chinese multinational technology company specializing in e-commerce, retail, internet and technology. The Underlying Security is listed on NYSE. Alibaba Group Holding Limited is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Alibaba Group Holding Limited pursuant to the Exchange Act can be located by reference to the SEC file number 001-36614 through the SEC’s website at www.sec.gov. In addition, information regarding Alibaba Group Holding Limited or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Alibaba Group Holding Limited. The Fund has derived all disclosures contained in this document regarding Alibaba Group Holding Limited and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Alibaba Group Holding Limited and the Underlying Security Corporation. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Alibaba Group Holding Limited or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Alibaba Group Holding Limited or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of Alibaba Group Holding Limited and the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ALIBABA GROUP HOLDING LIMITED OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX BKNG Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security, and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Transportation Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Booking Holdings Inc.

Booking Holdings Inc. is an online travel agency, offering booking services for hotel and alternative accommodation rooms, airline tickets, rental cars, restaurant reservations, cruises, experiences, and other vacation packages. The Underlying Security is listed on Nasdaq. Booking Holdings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Booking Holdings Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36691 through the SEC’s website at www.sec.gov. In addition, information regarding Booking Holdings Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Booking Holdings Inc. The Fund has derived all disclosures contained in this document regarding Booking Holdings Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Booking Holdings Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Booking Holdings Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Booking Holdings Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BOOKING HOLDINGS INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX BRK.B Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Financial Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Berkshire Hathway Inc.

Berkshire Hathway Inc. is a diversified holding company with subsidiaries engaged in various business activities, including insurance and reinsurance, freight rail transportation, utility and energy generation and distribution, manufacturing, service and retailing, and finance and financial products. The Underlying Security is listed on NYSE. Berkshire Hathway Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Berkshire Hathway Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-14905 through the SEC’s website at www.sec.gov. In addition, information regarding Berkshire Hathway Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Berkshire Hathway Inc. The Fund has derived all disclosures contained in this document regarding Berkshire Hathway Inc and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Berkshire Hathway Inc and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Berkshire Hathway Inc or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Berkshire Hathway Inc or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BERKSHIRE HATHWAY INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX CEPT Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Financial Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Cantor Equity Partners II, Inc.

Cantor Equity Partners II, Inc. is a special purpose acquisition company (“SPAC”) that focuses on effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combinations with one or more businesses. The Underlying Security is listed on Nasdaq. Cantor Equity Partners II, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Cantor Equity Partners II, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42630 through the SEC’s website at www.sec.gov. In addition, information regarding Cantor Equity Partners II, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Cantor Equity Partners II, Inc. The Fund has derived all disclosures contained in this document regarding Cantor Equity Partners II, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Cantor Equity Partners II, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Cantor Equity Partners II, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Cantor Equity Partners II, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH CANTOR EQUITY PARTNERS II, INC. OR THER UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX CRWD Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, The Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

CrowdStrike Holdings, Inc.

CrowdStrike Holdings, Inc. is an American cyber security technology company. The Underlying Security is listed on Nasdaq. CrowdStrike Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CrowdStrike Holdings, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38933 through the SEC’s website at www.sec.gov. In addition, information regarding CrowdStrike Holdings, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of CrowdStrike Holdings, Inc. The Fund has derived all disclosures contained in this document regarding CrowdStrike Holdings, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CrowdStrike Holdings, Inc and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CrowdStrike Holdings, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CrowdStrike Holdings, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH CROWDSTRIKE HOLDINGS, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX CRWV Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

CoreWeave, Inc.

CoreWeave, Inc. is an American AI cloud-computing provider of scaling, support, and acceleration of AI. The Underlying Security is listed on Nasdaq. CoreWeave, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42563 through the SEC’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of CoreWeave, Inc. The Fund has derived all disclosures contained in this document regarding CoreWeave, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CoreWeave, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CoreWeave, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH COREWEAVE, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX DKNG Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned. As of October 24, 2025, the Underlying Security is assigned to the Consumer Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

DraftKings Inc.

DraftKings Inc. is a digital sports entertainment and gaming company. The Underlying Security is listed on Nasdaq. DraftKings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by DraftKings Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-41379 through the SEC’s website at www.sec.gov. In addition, information regarding DraftKings Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of DraftKings Inc. The Fund has derived all disclosures contained in this document regarding DraftKings Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DraftKings Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DraftKings Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DraftKings Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DRAFTKINGS INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX GME Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Specialty Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

GameStop Corp.

GameStop Corp. is an American video game, consumer electronics, and gaming merchandise retailer. It also sells various related services. The Underlying Security is listed on NYSE. GameStop Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GameStop Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-32637 through the SEC’s website at www.sec.gov. In addition, information regarding GameStop Corp. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of GameStop Corp. The Fund has derived all disclosures contained in this document regarding GameStop Corp. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to GameStop Corp. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GameStop Corp. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning GameStop Corp. or the Underlying Security GME could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH GAMESTOP CORP. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX GOOGL Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Media & Entertainment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Alphabet Inc.

Alphabet Inc. is a holding company of a collection of businesses, the largest of which is Google LLC. Alphabet Inc., through its subsidiaries, provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. The Underlying Security is listed on Nasdaq. Alphabet Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Alphabet Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37580 through the SEC’s website at www.sec.gov. In addition, information regarding Alphabet Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Alphabet Inc. The Fund has derived all disclosures contained in this document regarding Alphabet Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Alphabet Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Alphabet Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Alphabet Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ALPHABET INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX HOOD Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Financial Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Robinhood Markets, Inc.

Robinhood Markets, Inc. is a financial services platform that facilitates the purchase and sale of options, cryptocurrencies, and equities. It also sells various related services. The Underlying Security is listed on Nasdaq. Robinhood Markets, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Robinhood Markets, Inc. The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Robinhood Markets, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Robinhood Markets, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ROBINHOOD MARKETS, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX IBIT Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

iShares Bitcoin Trust ETF

iShares Bitcoin Trust ETF is registered as an exchange-traded product under the Securities Act of 1933, as amended (the “Securities Act”) that allows investors to gain exposure to Bitcoin without directly owning Bitcoin. iShares Bitcoin Trust ETF has an investment objective to seek to reflect generally the performance of the price of Bitcoin. iShares Bitcoin Trust ETF is listed on Nasdaq. iShares Bitcoin Trust ETF is also registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by iShares Bitcoin Trust ETF pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding iShares Bitcoin Trust ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX IONQ Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

IONQ, Inc.

IONQ, Inc. sells quantum computing hardware together with related maintenance and support, as well as access to quantum computers of various qubit capacities and is in the process of researching and developing technologies for quantum computers with increasing computational capabilities. The Underlying Security is listed on NYSE. IONQ, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IONQ, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39694 through the SEC’s website at www.sec.gov. In addition, information regarding IONQ, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of IONQ, Inc. The Fund has derived all disclosures contained in this document regarding IONQ, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to IONQ, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IONQ, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of IONQ, Inc. or the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH IONQ.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX JPM Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Banks industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

JPMorgan Chase & Co.

JPMorgan Chase & Co. provides financial services worldwide, including investment banking, financial transaction processing, asset management, and commercial banking services. The Underlying Security is listed on NYSE. JPMorgan Chase & Co.

is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by JPMorgan Chase & Co. pursuant to the Exchange Act can be located by reference to the SEC file number 001-5805 through the SEC’s website at www.sec.gov. In addition, information regarding JPMorgan Chase & Co. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of JPMorgan Chase & Co. The Fund has derived all disclosures contained in this document regarding JPMorgan Chase & Co. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to JPMorgan Chase & Co. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding JPMorgan Chase & Co. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning JPMorgan Chase & Co. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH JPMORGAN CHASE & CO OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX LLY Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Pharmaceuticals industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Eli Lilly and Company

Eli Lilly and Company is a global pharmaceutical company, which is dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. The Underlying Security is listed on NYSE. Eli Lilly and Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Eli Lilly and Company pursuant to the Exchange Act can be located by reference to the SEC file number 001-06351 through the SEC’s website at www.sec.gov. In addition, information regarding Eli Lilly and Company or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Eli Lilly and Company. The Fund has derived all disclosures contained in this document regarding Eli Lilly and Company and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Eli Lilly and Company or the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Eli Lilly or Company or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Eli Lilly or Company and the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ELI LILLY AND COMPANY OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX MARA Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

MARA Holdings, Inc.

MARA Holdings, Inc. is a digital asset technology company which engages in mining cryptocurrencies, with a focus on Bitcoin mining, although it has recently been diversifying into other digital assets. The Underlying Security is listed on Nasdaq. MARA Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MARA Holdings, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36555 through the SEC’s website at www.sec.gov. In addition, information regarding MARA Holdings, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of MARA Holdings, Inc. The Fund has derived all disclosures contained in this document regarding MARA Holdings, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MARA Holdings, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MARA Holdings, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MARA Holdings, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MARA HOLDINGS, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX META Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Media & Entertainment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Meta Platforms, Inc.

Meta Platforms, Inc. is an operating company that operates a social technology company. The Underlying Security is listed on Nasdaq. Meta Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Meta Platforms, Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. and the Underlying Security from the publicly available documents. has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Meta Platforms, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH META PLATFORMS, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX MSFT Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Microsoft Corp.

Microsoft Corp. develops, licenses, and supports software, services, devices, and solutions worldwide. The Underlying Security is listed on Nasdaq. Microsoft Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Microsoft Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37845 through the SEC’s website at www.sec.gov. In addition, information regarding Microsoft Corp. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Microsoft Corp. The Fund has derived all disclosures contained in this document regarding Microsoft Corp. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Microsoft Corp. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Microsoft Corp. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Microsoft Corp. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MICROSOFT CORP OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX NFLX Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Media & Entertainment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Netflix, Inc.

Netflix, Inc. is a video on-demand streaming service. The Underlying Security is listed on Nasdaq. Netflix, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Netflix, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35727 through the SEC’s website at www.sec.gov. In addition, information regarding Netflix, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Netflix, Inc. The Fund has derived all disclosures contained in this document regarding Netflix, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Netflix, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Netflix, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of Nasdaq at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Netflix, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of The Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NETFLIX, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX NOW Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

ServiceNow, Inc.

ServiceNow, Inc. delivers a cloud-based platform, the Now Platform, that enables organizations to digitize and automate workflows across the entire enterprise. The Underlying Security is listed on NYSE. ServiceNow, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ServiceNow, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35580 through the SEC’s website at www.sec.gov. In addition, information regarding ServiceNow, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of ServiceNow, Inc. The Fund has derived all disclosures contained in this document regarding ServiceNow, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ServiceNow, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ServiceNow, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ServiceNow, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SERVICENOW, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX O Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Equity Real Estate Investment Trusts industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Realty Income Corporation

Realty Income Corporation is a real estate investment trust (“REIT”) that invests in diversified commercial real estate, partnering with other companies across the globe. The Underlying Security is listed on NYSE. Realty Income Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Realty Income Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-13374 through the SEC’s website at www.sec.gov. In addition, information regarding Realty Income Corporation or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Realty Income Corporation. The Fund has derived all disclosures contained in this document regarding Realty Income Corporation and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Realty Income Corporation and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Realty Income Corporation or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Realty Income Corporation or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH REALTY INCOME COROPORATION OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX PLTR Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Palantir Technologies Inc.

Palantir Technologies Inc. specializes in software platforms for big data analytics. The Underlying Security is listed on Nasdaq. Palantir Technologies Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Palantir Technologies Inc. The Fund has derived all disclosures contained in this document regarding Palantir Technologies Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Palantir Technologies Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Palantir Technologies Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Palantir Technologies Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH PALANTIR TECHNOLOGIES INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX RGTI Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Rigetti Computing, Inc.

Rigetti Computing, Inc. specializes in quantum computing technology and is known for developing quantum integrated circuits and providing cloud-based quantum computing services. The Underlying Security is listed on Nasdaq. Rigetti Computing, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Rigetti Computing, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40140 through the SEC’s website at www.sec.gov. In addition, information regarding Rigetti Computing, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Rigetti Computing, Inc. The Fund has derived all disclosures contained in this document regarding Rigetti Computing, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Rigetti Computing, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Rigetti Computing, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Rigetti Computing, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RIGETTI COMPUTING, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX SMCI Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Super Micro Computer, Inc.

Super Micro Computer, Inc. engages in the distribution and manufacture of information technology solutions and other computer products. The Underlying Security is listed on Nasdaq. Super Micro Computer, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Super Micro Computer, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-33383 through the SEC’s website at www.sec.gov. In addition, information regarding Super Micro Computer, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Super Micro Computer, Inc. The Fund has derived all disclosures contained in this document regarding Super Micro Computer, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Super Micro Computer, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Super Micro Computer, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Super Micro Computer, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SUPER MICRO COMPUTER, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX SMR Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Specialty Industrial Machinery industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

NuScale Power Corporation

NuScale Power Corporation seeks to provide nuclear technology power for carbon-free energy generation in order to support the growth of artificial intelligence (AI), process heat for industrial application, replace coal plants, provide power for wind and solar, and support clean water production. The company is not yet in the commercial phase. The Underlying Security is listed on NYSE. NuScale Power Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NuScale Power Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-04321 through the SEC’s website at www.sec.gov. In addition, information regarding NuScale Power Corporation or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of NuScale Power Corporation. The Fund has derived all disclosures contained in this document regarding NuScale Power Corporation and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NuScale Power Corporation and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NuScale Power Corporation or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NuScale Power Corporation or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NUSCALE POWER CORPORATION OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX SNOW Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Snowflake Inc.

Snowflake Inc. provides cloud data warehousing software. The Underlying Security is listed on the NYSE. Snowflake Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Snowflake Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39504 through the SEC’s website at www.sec.gov. In addition, information regarding Snowflake Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Snowflake Inc. The Fund has derived all disclosures contained in this document regarding Snowflake Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Snowflake Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Snowflake Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Snowflake Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SNOWFLAKE INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX TEM Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Healthcare Equipment & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Tempus AI, Inc.

Tempus AI, Inc. is a healthcare technology company focused on bringing artificial intelligence and machine learning to healthcare in order to improve the care of patients across multiple diseases. The Underlying Security is listed on Nasdaq. Tempus AI, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tempus AI, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42130 through the SEC’s website at www.sec.gov. In addition, information regarding Tempus AI, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TEM or other securities of TEM. The Fund has derived all disclosures contained in this document regarding Tempus AI, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tempus AI, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tempus AI, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tempus AI, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TEMPUS AI, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX TLT Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

iShares 20+ Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF is an index-tracking ETF that seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years. iShares 20+ Year Treasury Bond ETF holds only fixed-rate securities that are denominated in U.S. dollars. Excluded from iShares 20+ Year Treasury Bond ETF are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. iShares 20+ Year Treasury Bond ETF is market value weighted, and the securities comprising iShares 20+ Year Treasury Bond ETF are updated on the last business day of each month.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX TSM Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Taiwan Semiconductor Manufacturing Company Limited

Taiwan Semiconductor Manufacturing Company Limited is a Taiwanese multi-national company that engages in the manufacture and sale of integrated circuits and wafer semiconductor devices. The Underlying Security is listed on NYSE.

Taiwan Semiconductor Manufacturing Company Limited is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Taiwan Semiconductor Manufacturing Company Limited pursuant to the Exchange Act can be located by reference to the SEC file number 001-14700 through the SEC’s website at www.sec.gov. In addition, information regarding Taiwan Semiconductor Manufacturing Company Limited or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Taiwan Semiconductor Manufacturing Company Limited. The Fund has derived all disclosures contained in this document regarding Taiwan Semiconductor Manufacturing Company Limited and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Taiwan Semiconductor Manufacturing Company Limited and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Taiwan Semiconductor Manufacturing Company Limited or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Taiwan Semiconductor Manufacturing Company Limited or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX UNH Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Healthcare Providers & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

UnitedHealth Group Incorporated

UnitedHealth Group Incorporated is a diversified health and well-being company. The Underlying Security is listed on NYSE. UnitedHealth Group Incorporated is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by UnitedHealth Group Incorporated pursuant to the Exchange Act can be located by reference to the SEC file number 001-10864 through the SEC’s website at www.sec.gov. In addition, information regarding UnitedHealth Group Incorporated or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of UnitedHealth Group Incorporated. The Fund has derived all disclosures contained in this document regarding UnitedHealth Group Incorporated and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to UnitedHealth Group Incorporated and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding UnitedHealth Group Incorporated or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning UnitedHealth Group Incorporated or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH UNITEDHEALTH GROUP INCORPORATED OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX WMT Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Distribution & Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Walmart Inc.

Walmart Inc. an American multinational discount store operator and one of the largest corporations in the global retail industry. The Underlying Security is listed on NYSE. Walmart Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Walmart Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-16991 through the SEC’s website at www.sec.gov. In addition, information regarding Walmart Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Walmart Inc. The Fund has derived all disclosures contained in this document regarding Walmart Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Walmart Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Walmart Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Walmart Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH WALMART INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.